Investments in Associates (Details) - Schedule of financial statements to the change in the price used for the valuation of the investment properties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impact on consolidated statement of income for the change in price per square meter percentage [Member]
Investments in Associates (Details) - Schedule of financial statements to the change in the price used for the valuation of the investment properties [Line Items]
Sensitivity of fair value of financial assets %	+/- 20	+/- 20	+/- 20
Impact on consolidated statement of income for the change in price per square meter Increase [Member]
Investments in Associates (Details) - Schedule of financial statements to the change in the price used for the valuation of the investment properties [Line Items]
Impact on consolidated statement of income for the increase in price per square meter	$ 1,480	$ 1,511	$ 1,773
Impact on consolidated statement of income for the change in price per square meter Decrease [Member]
Investments in Associates (Details) - Schedule of financial statements to the change in the price used for the valuation of the investment properties [Line Items]
Impact on consolidated statement of income for the increase in price per square meter	$ (1,480)	$ (1,511)	$ (1,773)